Basis for presentation (Details Textual)	Dec. 31, 2018
Disclosure of basis of presentation [Abstract]
Percenatge of Direct Share Holdings Of Share Capital	99.00%
Percenatge of Indirect Share Holdings Of Share Capital	1.00%